FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2015, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	2015	1,250,000	2018/ 2021	1.13% to 1.94%
Receiving floating, pay fixed	2014	1,475,937	2015/ 2021	1.13% to 4.52%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2015	2014	2013	2015	2014	2013
Interest rate swaps Other financial items, net	382	3,235	(1,644)	—	876	542
Interest rate swaps Gain on sale of the Golar Maria, net	—	—	2,370	—	—	—

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2015	2014	2013
Interest rate swaps	—	3,483	4,148

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments, excluding short term receivables and payables, at December 31, 2015 and 2014 are as follows:

	Fair value	2015	2015	2014	2014
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	105,235	105,235	191,410	191,410
Restricted cash and short-term receivables	Level 1	408,563	408,563	74,587	74,587
Investment in available-for-sale securities	Level 1	25,530	25,530	275,307	275,307
Cost method investments (1)	Level 3	204,172	82,564	204,172	248,314
Short-term debt due from related parties (2)	Level 2	—	—	20,000	20,000
Short-term loans receivable (2)	Level 2	6,375	6,375	8,141	8,141
Short-term debt (2)	Level 2	408,978	408,978	108,781	108,781
Current portion of long-term debt (3)	Level 2	92,640	92,640	7,650	7,650
Long-term debt – convertible bond (3)	Level 2	243,369	231,945	238,037	251,555
Long-term debt (3)	Level 2	1,133,074	1,133,074	1,026,319	1,026,319
Derivatives:
Interest rate swaps asset (4) (5)	Level 2	5,330	5,330	12,603	12,603
Interest rate swaps liability (4) (5)	Level 2	4,597	4,597	3,038	3,038
Total return equity swap liability (6) (7)	Level 2	81,581	81,581	13,656	13,656

1.
The carrying value of our cost method investments includes our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O), but principally relates to our investments in Golar Partners (representing the general partner units and incentive distribution rights, or IDRs, which were measured at fair value as of the deconsolidation date December 13, 2012 and subsequently). The fair value of our IDRs held in Golar Partners is determined using a Monte Carlo simulation method, which takes into account the historical volatility, dividend yield and share price of their publicly traded common units.Similarly the general partner units’ fair value is based on the share price of their common units, but adjusted for restrictions over the transferability and reduction in voting rights. Accordingly, due to a fall in the share price of Golar Partners common units during the year, the fair value of our investments were lower than the carrying value. Refer to note 13 for further details.

With respect to our investment in OLT-O, as we have no established method of determining the fair value of this investment, we have not estimated its fair value as of December 31, 2015, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.

2.	The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.

3.	Our debt obligations are recorded at amortized cost in the consolidated balance sheets.

4.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

5.
The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The fair value/carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges for accounting purposes as of December 31, 2014 was $0.4 million (with a notional amount of $100.9 million). We had no designated cash flow hedges for accounting purposes as of December 31, 2015.

6.	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

7.	The fair values of the equity derivatives are classified as other current liabilities in the balance sheet.

Summary of fair value of derivative instruments on a gross basis
The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2015 and 2014:

	Balance sheet classification	2015	2014
(in thousands of $)
Asset Derivatives
Interest rate swaps not designated as hedges	Other non-current assets	5,330	12,603

Liability Derivatives
Interest rate swaps designated as hedges	Other current liabilities	—	365
Interest rate swaps not designated as hedges	Other current liabilities	4,597	2,673
Total return equity swap not designated as hedge	Other current liabilities	81,581	13,656
Total liability derivatives		86,178	16,694

Offsetting assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2015 and 2014 would be adjusted as detailed in the following table:

	2015			2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	5,330	(216)	5,114	12,603	(292)	12,311
Total liability derivatives	4,597	(216)	4,381	3,038	(292)	2,746